Schedule of investments
Optimum International Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.93%Δ
Australia — 3.02%
Aristocrat Leisure	145,650	$ 6,247,167
BlueScope Steel	102,172	1,554,020
Brambles	182,954	2,820,030
Coles Group	12,365	169,596
Computershare	43,403	1,139,485
EBOS Group	47	1,102
Enero Group	384	173
Evolution Mining	95,077	487,459
Northern Star Resources	175,443	2,141,928
OceanaGold	71,233	1,005,400
Pro Medicus	22,715	4,261,911
Qantas Airways	242,759	1,715,949
REA Group	3,964	627,416
Regis Resources †	160,991	465,148
Rio Tinto	121,189	7,061,561
Wagners Holding	18,860	28,425
		29,726,770
Austria — 0.25%
Erste Group Bank	28,918	2,462,824
Raiffeisen Bank International	646	19,694
		2,482,518
Brazil — 2.38%
B3 - Brasil Bolsa Balcao	418,400	1,119,717
Cia De Sanena Do Parana	10,300	72,400
MercadoLibre †	7,680	20,072,678
Pagseguro Digital Class A	76,123	733,826
TOTVS	48,300	376,134
Ultrapar Participacoes	301,600	974,784
VTEX Class A †	16,885	111,441
		23,460,980
Canada — 4.79%
Aecon Group	7,100	107,250
Bank of Nova Scotia	4,700	259,894
Bird Construction	2,700	57,083
Cascades	23,600	154,416
Centerra Gold	28,100	202,431
CES Energy Solutions	22,773	110,876
Cogeco	3,100	153,048
Constellation Software	1,966	7,208,835
Dollarama	16,900	2,381,203
DRI Healthcare Trust	5,500	53,879
Dundee Precious Metals	118,600	1,905,613
Empire Class A	68,700	2,850,918
Enghouse Systems	9,713	166,692
Ensign Energy Services †	15,700	25,941
Extendicare	8,400	87,223
FirstService	1,600	279,205
Fortuna Mining †	5,300	34,678
George Weston	3,900	782,177
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Hemisphere Energy	20,900	$ 28,240
High Liner Foods	1,000	13,299
iA Financial	41,480	4,547,493
Intact Financial	1,800	418,557
Jaguar Mining †	6,238	15,575
Jamieson Wellness	1,900	49,560
Kinaxis †	2,195	326,441
Loblaw	3,800	628,566
Lumine Group †	150,025	5,269,466
Martinrea International	25,979	161,779
Metro	6,300	494,886
Mullen Group	7,400	77,111
Neo Performance Materials	2,852	30,473
North West	1,700	60,260
PHX Energy Services	16,900	99,905
Quebecor Class B	22,100	672,697
Shopify Class A †	44,830	5,171,140
SSR Mining †	23,912	304,639
Stella-Jones	44,977	2,592,432
Suncor Energy	123,800	4,637,443
TFI International	28,250	2,535,913
TMX Group	32,740	1,387,738
Torex Gold Resources †	20,173	658,039
Toronto-Dominion Bank	2,700	198,592
Total Energy Services	7,700	61,068
		47,262,674
Chile — 0.02%
Cia Cervecerias Unidas ADR	18,470	238,632
		238,632
China — 12.49%
37 Interactive Entertainment Network Technology Group Class A	483,300	1,166,179
Agricultural Bank of China Class H	7,680,000	5,478,761
AIA Group	758,800	6,805,078
ATRenew ADR †	11,140	36,873
Autohome ADR	35,867	925,010
Baidu Class A †	226,750	2,410,498
Baoxiniao Holding Class A	469,900	246,574
Beijing Fourth Paradigm Technology †	22,500	147,326
Bilibili Class Z †	78,360	1,674,020
BOE Technology Group Class A	2,554,900	1,422,657
Build King Holdings	73,424	10,663
Canny Elevator Class A	464,600	455,814
Changhong Meiling Class A	150,400	145,667
Changjiang & Jinggong Steel Building Group Class A	349,100	155,903
NQ- OPTIE [0625] 0825 (4730784)    1

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Chengdu Kanghong Pharmaceutical Group Class A	6,600	$ 26,684
China Construction Bank Class H	5,784,000	5,835,614
China Display Optoelectronics Technology Holdings †	218,831	6,021
China Minsheng Banking Class H	1,736,000	984,108
China Taiping Insurance Holdings	124,800	243,242
Chongqing Rural Commercial Bank Class H	60,502	51,099
CITIC Press Class A	58,800	263,248
Dah Sing Financial Holdings	30,000	113,695
Eastern Air Logistics Class A	140,400	256,484
Focus Technology Class A	46,300	295,227
G-bits Network Technology Xiamen Class A	62,700	2,642,141
Guangdong Vanward New Electric Class A	231,200	358,472
Hefei Meiya Optoelectronic Technology Class A	113,000	266,040
Hisense Visual Technology Class A	174,200	559,638
Industrial and Commercial Bank of China Class H	249,000	197,298
Jacobson Pharma	208,796	43,355
JD.com Class A	109,700	1,787,353
Jianmin Pharmaceutical Group Class A	136,900	749,124
Jilin OLED Material Tech Class A	51,147	120,273
JOYY ADR	17,282	879,827
Kanzhun ADR †	22,759	406,021
Kingnet Network Class A	602,100	1,622,574
Kingsoft	183,200	954,513
Kuaishou Technology †	657,600	5,302,719
Kweichow Moutai Class A	14,200	2,793,271
Lenovo Group	2,026,000	2,431,215
Linklogis Class B	312,500	75,239
Luolai Lifestyle Technology Class A	467,821	570,617
Meituan Class B †	234,890	3,749,287
Midea Group Class A	674,700	6,798,317
Natural Food International Holding	344,000	34,619
NetEase	232,100	6,238,651
Newborn Town †	382,000	478,355
Nexteer Automotive Group	257,762	187,166
NSFOCUS Technologies Group Class A †	158,500	171,871
Opple Lighting Class A	124,199	311,819
PAX Global Technology	104,968	80,899
PDD Holdings ADR †	19,537	2,044,742
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Perfect World Class A	637,900	$ 1,350,491
Ping An Insurance Group Co. of China Class H	464,500	2,949,742
Pop Mart International Group	67,000	2,275,454
Porton Pharma Solutions Class A †	53,400	127,287
Postal Savings Bank of China Class H	2,409,000	1,681,707
Proya Cosmetics Class A	14,800	170,999
SAIC Motor Class A	171,100	383,247
Silergy	193,000	2,348,744
SITC International Holdings	55,000	176,211
Sumec Class A	148,500	199,161
Suzhou Gold Mantis Construction Decoration Class A	314,300	150,450
Tencent Holdings	349,900	22,420,487
Tencent Music Entertainment Group ADR	466,871	9,099,316
Time Publishing and Media Class A	115,760	144,104
Topsports International Holdings	409,000	159,433
Universal Scientific Industrial Shanghai Class A	159,200	325,043
Vatti Class A	130,300	114,380
Vipshop Holdings ADR	217,713	3,276,581
Wasu Media Holding Class A	410,500	454,870
Xiamen Jihong Technology Class A	203,300	404,586
Yangzijiang Shipbuilding Holdings	510,800	891,841
Yixintang Pharmaceutical Group Class A	279,600	637,592
Yue Yuen Industrial Holdings	21,000	32,156
Zhejiang Hangmin Class A	602,400	594,371
Zhejiang Qianjiang Motorcycle Class A	181,200	379,318
Zhejiang Semir Garment Class A	1,354,878	994,579
Zhejiang Tianyu Pharmaceutical Class A	64,600	209,699
Zhihu ADR †	5,037	20,047
Zhiou Home Furnishing Technology Class A	45,500	115,885
		123,099,642
Côte d'Ivoire — 0.12%
Endeavour Mining	38,485	1,176,973
		1,176,973
Czech Republic — 0.03%
Komercni Banka	5,365	259,428
		259,428

2    NQ- OPTIE [0625] 0825 (4730784)

	Number of shares	Value (US $)
Common StocksΔ (continued)
Denmark — 3.23%
AP Moller - Maersk Class B	1,649	$ 3,065,637
Demant †	117,756	4,911,961
DSV	46,547	11,185,243
Genmab †	4,740	984,109
Novo Nordisk Class B	47,323	3,284,498
Novonesis Novozymes Class B	110,820	7,945,271
Pandora	1,089	191,193
ROCKWOOL Class B	5,930	277,506
		31,845,418
Finland — 0.70%
Hiab Class B	2,701	163,536
Kone Class B	65,926	4,339,503
Orion Class A	1,135	84,630
Orion Class B	15,521	1,167,367
Wartsila	47,574	1,123,038
		6,878,074
France — 5.36%
BNP Paribas	106,427	9,567,909
Danone	112,666	9,205,106
Dassault Aviation	5,825	2,059,840
Dassault Systemes	142,230	5,148,499
Edenred	191,524	5,931,174
Engie	37,987	891,580
Ipsen	3,264	388,712
Klepierre	55,271	2,177,161
LVMH Moet Hennessy Louis Vuitton	7,229	3,785,947
Nexans	22,939	2,996,628
Sartorius Stedim Biotech	11,334	2,707,560
Societe Generale	139,742	7,991,771
VIEL & Cie	2,063	37,181
		52,889,068
Germany — 7.12%
adidas	13,849	3,229,243
BioNTech ADR †	20,727	2,206,804
Continental	24,790	2,163,822
CTS Eventim AG & Co.	2,856	354,589
Deutsche Bank	108,912	3,229,132
Deutsche Boerse	67,470	22,006,984
Deutsche Lufthansa	119,609	1,011,615
DWS Group & Co.	6,697	396,014
HOCHTIEF	1,038	204,560
Knorr-Bremse	18,422	1,780,501
Nemetschek	2,836	410,902
Rational	4,809	4,033,310
SAP	45,454	13,822,006
Scout24	91,710	12,650,289
Talanx	12,594	1,630,378
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
Trivago ADR †	3,049	$ 11,495
Westwing Group †	2	19
Zalando †	31,532	1,038,150
		70,179,813
Greece — 0.01%
ElvalHalcor	15,723	46,024
Thrace Plastics Holding and Co.	12,866	57,364
		103,388
Hungary — 0.47%
MOL Hungarian Oil & Gas	157,107	1,367,981
OTP Bank	38,678	3,089,637
Richter Gedeon	4,713	138,922
		4,596,540
India — 4.28%
Acevector Limited =, †, π	227,200	73,305
Acevector Limited Series G =, †, π	75,200	24,263
Birlasoft	67,943	343,439
Canara Bank	407,472	542,599
Coal India	658,178	3,008,079
HCL Technologies	210,125	4,235,332
HDFC Bank	377,855	8,818,526
ICICI Lombard General Insurance	205,680	4,893,054
Indian Bank	23,639	177,361
Indus Towers †	65,457	321,408
Infosys	307,117	5,736,241
Infosys ADR	4,522	83,793
Intellect Design Arena	35,930	481,343
Kirloskar Industries	1,307	65,329
LTIMindtree	9,156	567,659
Mphasis	21,339	707,999
Nucleus Software Exports	2,228	30,980
Oracle Financial Services Software	340	35,625
Power Finance	147,642	735,800
REC	68,397	320,930
Reliance Industries	299,435	5,239,414
Rupa & Co.	325	837
Tata Communications	5,555	109,507
Tata Consultancy Services	29,970	1,209,843
Tata Elxsi	16,140	1,187,540
Tech Mahindra	23,096	454,325
Wipro	598,241	1,855,412
Zee Entertainment Enterprises	547,795	934,177
		42,194,120
Indonesia — 0.26%
Akasha Wira International †	37,900	25,270
Alamtri Resources Indonesia	12,846,998	1,448,106
Asuransi Tugu Pratama Indonesia	107,400	6,318
NQ- OPTIE [0625] 0825 (4730784)    3

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Indonesia (continued)
Bank OCBC Nisp	83,751	$ 6,938
Blue Bird	479,300	56,979
First Resources	24,300	28,094
Indo Tambangraya Megah	16,519	22,385
Indo-Rama Synthetics †	28,097	3,582
Perusahaan Gas Negara	2,926,720	291,140
Samudera Indonesia	42,480	816
United Tractors	482,700	637,753
		2,527,381
Ireland — 4.32%
CRH	113,907	10,494,510
Experian	231,740	11,935,034
Kingspan Group	96,890	8,240,300
Ryanair Holdings ADR	207,340	11,957,298
		42,627,142
Israel — 1.25%
Bank Hapoalim	62,497	1,198,990
Check Point Software Technologies †	29,365	6,497,006
Cognyte Software †	780	7,207
Nice ADR †	4,465	754,183
Oddity Tech Class A †	1,604	121,054
Wix.com †	23,744	3,762,474
		12,340,914
Italy — 1.77%
A2A	212,563	572,138
Banca Mediolanum	64,936	1,118,304
FinecoBank Banca Fineco	408,741	9,068,609
Leonardo	76,358	4,297,615
Technoprobe †	263,826	2,305,942
Unipol Assicurazioni	6,658	131,955
		17,494,563
Japan — 10.37%
A&D HOLON Holdings	1,800	26,287
Achilles	155	1,191
Akatsuki	2,700	56,717
AlphaPolis	4,500	46,967
Anest Iwata	7,200	68,998
Avant Group	2,000	21,360
Axell	1,200	7,883
Base	1,400	33,540
BIPROGY	6,700	280,367
BML	10,600	243,644
Brother Industries	7,600	131,465
Buffalo	1,700	27,046
Business Brain Showa-Ota	1,800	32,049
Business Engineering	1,100	42,929
Capcom	29,300	1,003,694
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Computer Engineering & Consulting	4,100	$ 62,409
Daihatsu Infinearth Mfg	998	15,863
Dai-ichi Life Holdings	102,800	782,395
Daiwa Industries	4,700	54,179
Densan System Holdings	1,500	27,468
Digital Hearts Holdings	3,500	24,329
Doshisha	3,300	56,786
Double Standard	2,300	24,964
Eisai	60,200	1,734,034
Elecom	23,100	290,344
en Japan	24,100	278,814
Fabrica Holdings	2,500	34,131
FANUC	92,800	2,539,023
Fibergate	3,500	17,499
Forum Engineering	7,400	62,487
Fujitsu	167,010	4,076,526
Gakujo	2,600	31,867
Galilei	2,200	46,596
Glory	4,600	107,425
Hisamitsu Pharmaceutical	4,900	139,645
Hokko Chemical Industry	3,100	29,707
Ichiken	3,100	67,380
Ichikoh Industries	9,200	23,127
ID Holdings	3,000	49,415
Itfor	8,900	92,705
JAC Recruitment	21,439	150,812
Japan Exchange Group	54,000	547,668
Japan Medical Dynamic Marketing	14,400	56,898
Japan Post Holdings	104,500	969,131
Japan Post Insurance	13,500	305,708
Japan System Techniques	19,600	263,230
JGC Holdings Class H	7,000	60,737
JK Holdings	3,600	29,699
Kanamoto	3,900	87,747
Keyence	8,900	3,574,709
Kitz	8,000	65,887
KNT-CT Holdings †	5,100	35,345
Kyowa Kirin	11,600	198,603
Lasertec	22,900	3,086,622
LIFULL	13,500	17,999
Marvelous	9,000	31,811
Maxell	9,300	122,769
Mazda Motor	69,000	416,573
Miroku Jyoho Service	14,900	185,623
Mitani Sangyo	10,400	25,205
Mitsubishi Research Institute	6,400	203,548
MIXI	19,200	463,984
Money Forward †	108,600	3,699,059
MonotaRO	275,600	5,444,825

4    NQ- OPTIE [0625] 0825 (4730784)

	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Moriroku	4,500	$ 72,404
NEC	136,500	3,999,122
NEOJAPAN	3,500	44,478
Nexon	34,400	695,143
Nihon M&A Center Holdings	875,500	4,446,656
Nintendo	67,800	6,534,940
Nippon Shinyaku	5,400	117,971
Nisso Holdings	14,500	65,248
Obic	26,600	1,036,440
OBIC Business Consultants	600	35,570
Okinawa Financial Group	3,700	78,365
Olympus	255,300	3,040,446
Ono Pharmaceutical	13,200	142,903
Optim †	3,900	14,679
Oro	1,600	33,143
Osaki Electric	12,200	81,246
Otsuka	72,800	1,484,512
PR Times	2,200	35,749
Recruit Holdings	181,100	10,733,575
Rheon Automatic Machinery	4,500	38,811
Ricoh	46,300	439,031
Sansan †	4,500	66,748
Santen Pharmaceutical	13,200	151,520
SCREEN Holdings	10,900	890,136
Seiko Epson	5,500	73,063
Sekisui Kasei	7,100	16,221
Shikoku Bank	4,500	34,718
Shimano	41,500	6,024,496
Shindengen Electric Manufacturing	1,400	21,388
Shinnihonseiyaku	2,500	40,433
SMC	9,100	3,288,525
SMK	1,300	20,339
SMS	9,100	93,746
Sodick	12,100	83,017
SoftBank Group	15,200	1,109,878
Softcreate Holdings	2,100	32,068
Sony Group	370,200	9,588,875
SRA Holdings	3,400	107,545
Star Micronics	7,200	84,297
Subaru	22,100	386,046
Sumitomo Mitsui Financial Group	81,300	2,051,625
System Research	4,200	57,135
T&D Holdings	4,800	105,663
Tamura	8,100	26,943
TIS	33,600	1,128,827
Tochigi Bank	15,400	43,204
Tokio Marine Holdings	12,000	509,232
Tokyo Electron	14,600	2,806,347
Toli	12,100	41,760
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Topy Industries	3,000	$ 47,186
Toyo Engineering	6,200	33,539
Toyo Kanetsu	2,900	79,747
Trend Micro	34,500	2,390,240
Tsubakimoto Chain	13,800	172,206
Ubicom Holdings	4,200	27,824
Unicharm	591,500	4,273,850
User Local	2,200	28,981
ValueCommerce	2,400	12,983
Vector	7,200	54,548
Wowow	888	6,228
Xebio Holdings	3,700	28,211
Yamaichi Electronics	4,000	74,247
Yushin	6,700	27,543
Zacros	1,300	33,943
Zenrin	14,400	102,696
ZIGExN	29,300	98,681
		102,284,327
Kazakhstan — 0.40%
Kaspi.KZ JSC ADR	46,648	3,959,949
		3,959,949
Malaysia — 0.08%
Hap Seng Plantations Holdings	6,900	2,950
Heineken Malaysia	10,400	62,244
Hong Leong Bank	128,300	597,240
Lingkaran Trans Kota Holdings =, †	42,600	37
Magni-Tech Industries	32,900	16,956
Petronas Dagangan †	5,600	28,622
RHB Bank	34,300	51,322
Ta Ann Holdings	49,000	43,408
		802,779
Mexico — 0.12%
Fresnillo	60,094	1,187,828
		1,187,828
Monaco — 0.02%
Costamare	20,632	187,958
Costamare Bulkers Holdings †	1,820	15,779
		203,737
Netherlands — 6.07%
ABN AMRO Bank CVA	140,004	3,832,687
Adyen †	4,602	8,447,971
Aegon	56,870	411,739
ASML Holding	12,299	9,830,511
Euronext	22,054	3,769,482
EXOR	43,850	4,421,506
Heineken Holding	6,866	511,554
IMCD	38,397	5,158,452
NQ- OPTIE [0625] 0825 (4730784)    5

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Netherlands (continued)
ING Groep	135,360	$ 2,969,865
Koninklijke Ahold Delhaize	14,117	590,334
NN Group	32,313	2,147,520
Topicus.com †	57,059	7,148,769
Wolters Kluwer	63,646	10,642,248
		59,882,638
Norway — 0.18%
DNB Bank	60,564	1,674,021
Norconsult Norge	12,574	56,761
		1,730,782
Panama — 0.33%
Copa Holdings Class A	30,006	3,299,760
		3,299,760
Peru — 0.14%
Credicorp	5,169	1,155,375
Intercorp Financial Services	5,386	205,368
		1,360,743
Philippines — 0.02%
Ginebra San Miguel	31,190	160,574
		160,574
Poland — 1.39%
11 bit studios †	913	53,549
Allegro.eu †	107,738	1,033,933
Bank Millennium †	1,256	4,983
Bank Polska Kasa Opieki	108,024	5,544,534
CD Projekt	14,946	1,164,381
Dino Polska †	10,737	1,566,902
Inter Cars	753	117,201
ORLEN	74,073	1,687,237
Powszechny Zaklad Ubezpieczen	88,044	1,538,910
Tauron Polska Energia †	109,198	254,851
Unimot	246	9,719
Wirtualna Polska Holding	1,074	23,778
XTB	31,993	723,057
		13,723,035
Russia — 0.00%
GMK Norilskiy Nickel =, †	1,009,500	0
MMC Norilsk Nickel PJSC ADR =, †	4	0
		0
Singapore — 1.96%
CNMC Goldmine Holdings	174,700	57,707
Hafnia	18,900	94,955
Samudera Shipping Line	237,400	155,902
Sea ADR †	90,692	14,505,278
Singapore Exchange	162,097	1,896,975
Singapore Telecommunications	848,900	2,550,372
	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore (continued)
STMicroelectronics	1,005	$ 30,562
UOB-Kay Hian Holdings	26,500	43,559
		19,335,310
South Africa — 0.71%
Discovery	569,095	6,904,843
Thungela Resources	16,468	78,871
		6,983,714
South Korea — 3.16%
BNK Financial Group	55,107	508,360
Coupang †	197,791	5,925,818
Crown Confectionery	1,504	9,807
Eugene Technology	3,281	95,056
Exem †	20,232	32,980
Hana Financial Group	56,438	3,608,921
HyVision System	3,049	33,097
Innox Advanced Materials	5,522	92,674
JB Financial Group	22,329	339,998
Jin Air †	8,976	61,387
KB Financial Group	18,646	1,532,188
Korean Reinsurance	1,886	14,310
KT	14,694	606,443
LG Electronics	22,703	1,241,465
LG Innotek	2,118	231,323
LOT Vacuum †	3,978	27,943
NAVER	19,145	3,723,742
NCSoft	1,283	196,310
PSK	24,845	356,585
Sambo Corrugated Board	807	5,956
Samsung Electronics	215,137	9,532,597
SeAH Holdings	268	24,683
Shinhan Financial Group	21,646	984,784
SK Hynix	1,371	296,630
Systems Technology	6,018	85,080
TES	3,012	56,575
Union Semiconductor Equipment & Materials	11,300	51,242
Woori Financial Group	82,927	1,379,454
Zeus	13,585	129,146
		31,184,554
Spain — 1.70%
Amadeus IT Group	93,133	7,841,786
Banco Bilbao Vizcaya Argentaria	346,599	5,330,047
Banco Santander	74,259	614,676
CaixaBank	318,685	2,760,655
Logista Integral	5,763	188,721
		16,735,885
Sweden — 1.66%
Atlas Copco Class B	539,536	7,667,412

6    NQ- OPTIE [0625] 0825 (4730784)

	Number of shares	Value (US $)
Common StocksΔ (continued)
Sweden (continued)
Careium †	276	$ 904
Instalco	115	295
MIPS	41,887	1,962,215
Paradox Interactive	4	80
SSAB Class B	48,058	283,851
Telefonaktiebolaget LM Ericsson ADR	759,912	6,444,054
		16,358,811
Switzerland — 5.47%
ABB	134,424	8,015,123
Cie Financiere Richemont Class A	27,106	5,105,541
Logitech International	70,957	6,388,768
Novartis	33,150	4,017,941
Roche Holding	62,404	20,322,886
Sandoz Group	93,225	5,101,556
Schindler Holding	11,254	4,184,171
Zehnder Group	9,183	775,425
		53,911,411
Taiwan — 6.45%
Anpec Electronics	19,000	116,425
Arcadyan Technology	224,000	1,537,450
Asustek Computer	298,000	6,569,629
Azurewave Technologies	16,000	32,316
China Airlines	562,000	415,555
ChipMOS Technologies	1,161,000	1,071,099
Compal Electronics	235,000	233,295
Elan Microelectronics	46,000	191,326
Ennoconn	47,000	463,371
Evergreen Marine Taiwan	458,000	3,120,019
Everlight Electronics	59,000	141,784
Genesys Logic	51,000	260,133
International Games System	63,000	1,850,404
ITE Technology	136,000	656,443
MediaTek	174,000	7,445,570
Novatek Microelectronics	177,000	3,302,239
Nuvoton Technology	28,000	69,300
Pegatron	263,000	691,442
Phison Electronics	40,000	688,758
Pixart Imaging	26,000	204,265
Pou Chen	327,000	346,455
Radiant Opto-Electronics	11,000	50,647
Realtek Semiconductor	184,000	3,571,409
Silicon Motion Technology ADR	2,181	163,946
Sitronix Technology	20,000	138,642
Sonix Technology	20,000	22,662
Taiwan Puritic	4,770	64,254
Taiwan Semiconductor Manufacturing	789,000	28,630,015
Ventec International Group	36,000	88,114
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Wan Hai Lines	23,000	$ 70,074
Weblink International	25,000	50,236
Winbond Electronics †	1,235,000	851,885
Yang Ming Marine Transport	199,000	484,352
		63,593,514
Thailand — 0.78%
Bangkok Bank NVDR	887,100	3,793,037
Charoen Pokphand Foods NVDR	149,900	106,055
Kasikornbank NVDR	141,247	666,941
PETCHSRIVICHAI ENTERPRISE NVDR	404,000	33,057
PTT Exploration & Production NVDR	905,000	3,048,333
Susco NVDR	219,300	17,269
		7,664,692
Türkiye — 0.02%
Sok Marketler Ticaret	130,250	113,836
Teknosa Ic Ve Dis Ticaret †	94,724	51,861
TSKB Gayrimenkul Yatirim Ortakligi †	189,904	31,096
		196,793
United Arab Emirates — 1.57%
Abu Dhabi Commercial Bank PJSC	502,384	1,843,962
ADNOC Drilling PJSC	19,024	29,526
Aldar Properties PJSC	372,801	905,458
Dubai Islamic Bank PJSC	395,091	975,733
Emaar Properties PJSC	1,850,414	6,852,265
Emirates NBD Bank PJSC	344,711	2,140,013
Emirates Telecommunications Group PJSC	162,480	778,644
First Abu Dhabi Bank PJSC	366,903	1,658,386
Orascom Construction	1,344	8,969
Salik PJSC	162,208	267,211
		15,460,167
United Kingdom — 2.61%
AJ Bell	5,283	37,056
AO World †	43,489	57,785
AstraZeneca ADR	3,060	213,833
B&M European Value Retail	587,297	2,187,900
Barclays ADR	229,334	4,263,319
Centrica	955,870	2,119,657
Costain Group	9,855	20,048
Gamma Communications	14,726	230,031
Gem Diamonds †	5,047	443
Greggs	19	501
International Consolidated Airlines Group	608,177	2,848,386
NQ- OPTIE [0625] 0825 (4730784)    7

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Investec	289,188	$ 2,158,976
NatWest Group	426,077	2,990,946
Sage Group	69,010	1,184,556
Standard Chartered	57,911	959,463
Unilever	105,777	6,424,870
		25,697,770
United States — 1.85%
Atlassian Class A †	2,832	575,151
GSK ADR	20,760	797,184
JBS BDR †	85,650	1,247,601
Monday.com †	8,679	2,729,372
Spotify Technology †	16,828	12,912,797
		18,262,105
Total Common Stocks (cost $793,889,361)		975,364,916

Exchange-Traded Funds — 0.19%
iShares MSCI Canada ETF	3,307	152,783
iShares MSCI EAFE ETF	10,430	932,338
iShares MSCI Emerging Markets ETF	16,391	790,702
Total Exchange-Traded Funds (cost $1,753,713)		1,875,823

Rights — 0.01%Δ
Malaysia — 0.01%
YTL †	48,900	9,523
YTL Power International †	52,326	19,014
Total Rights (cost $0)		28,537

Warrants — 0.00%Δ
Canada — 0.00%
Constellation Software =, †	2,870	0
Total Warrants (cost $0)		0

Short-Term Investments — 0.45%
Money Market Mutual Funds — 0.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,117,099	1,117,100
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,117,100	$ 1,117,100
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	1,117,100	1,117,100
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	1,117,100	1,117,100
Total Short-Term Investments (cost $4,468,400)		4,468,400

Total Value of Securities—99.58% (cost $800,111,474)		981,737,676
Receivables and Other Assets Net of Liabilities — 0.42%		4,174,733
Net Assets Applicable to 65,590,250 Shares Outstanding — 100.00%	$985,912,409
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $97,568, which represented 0.01%% of the Fund’s net assets. See table table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$73,305
Acevector Limited Series G	8/13/14	396,443	24,263
Total		$1,395,925	$97,568
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BDR – Brazilian Depositary Receipt
CVA – Certified Dutch Certificate

8    NQ- OPTIE [0625] 0825 (4730784)

Summary of abbreviations: (continued)
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
JSC – Joint Stock Company
Summary of abbreviations: (continued)
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
NQ- OPTIE [0625] 0825 (4730784)    9